                                                                      EXHIBIT 99


DaimlerChrysler Auto Trust 2006-B monthly distribution report to holders of Asset Backed Notes for the distribution period covered by this report.

DAIMLERCHRYSLER FINANCIAL SERVICES AMERICAS LLC     DISTRIBUTION DATE: 08-JUN-06

DAIMLERCHRYSLER AUTO TRUST 2006-B MONTHLY SERVICER'S CERTIFICATE(KP) PAGE 1 OF 2
--------------------------------------------------------------------------------

 Payment Determination Statement Number                           1
 Distribution Date                                         8-Jun-06
 Record Date                                               7-Jun-06

 DATES COVERED                            FROM AND INCLUDING    TO AND INCLUDING
 -------------                            ------------------    ----------------
 Collections Period                                 2-May-06           31-May-06
 Accrual Period                                    18-May-06            7-Jun-06
 30/360 Days                                              31
 Actual/360 Days                                          21

                                                   NUMBER OF
 COLLATERAL POOL BALANCE DATA                      ACCOUNTS        $ AMOUNT
 ----------------------------                      --------        --------
 Pool Balance - Beginning of Period                 100,179   $1,624,999,894.17
 Collections of Installment Principal                             32,576,215.65
 Collections Attributable to Full Payoffs                         29,299,316.35
 Principal Amount of Repurchases                                           0.00
 Principal Amount of Gross Losses                                     28,373.01
                                                              ------------------
 Pool Balance - End of Period(EOP)                    98,073  $1,563,095,989.16
                                                              ==================

 POOL STATISTICS                                                  END OF PERIOD
 ---------------                                                  -------------
 Initial Pool Balance (Pool Balance at the Purchase Date)     $1,624,999,894.17
 Pool Factor (Pool Balance as a % of Initial Pool Balance)                96.19%

 Ending Overcollateralization(O/C) Amount                       $116,030,384.39
 Coverage Ratio (Ending Pool Balance as a % of Ending Notes)            108.018%

 Cumulative Net Losses                                               $21,689.56
 Net Loss Ratio (3 mos weighted avg.)                                     0.016%
 Cumulative Recovery Ratio                                               23.556%

 Delinquency Information:(1)                                           $ AMOUNT   % OF EOP POOL BAL.   # OF ACCOUNTS
                                                                       --------   ------------------   -------------
    31-60 Days Delinquent                                         10,983,835.73              0.703%              688
    61-90 Days Delinquent                                            170,571.05              0.011%                8
    91-120 Days Delinquent                                                 0.00              0.000%                0
    121 Days or More Delinquent                                            0.00              0.000%                0
    Reposessions                                                     168,780.81              0.011%                6

    (1) A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

 60+ Days Delinquency Amount                                         339,351.86
 60+ Days Delinquency Ratio (3 mo. Weighted Avg.)                       0.02176%

                                                                   CURRENT MONTH    PRIOR MONTH
                                                                   -------------    -----------
 Weighted Average A.P.R.                                                  7.169%         0.000%
 Weighted Average Remaining Term (months)                                 49.46              -
 Weighted Average Seasoning (months)                                      14.59              -

 CASH SOURCES                                                                      O/C RELEASE       (Prospectus pg S31-S32)
 ------------                                                                      -----------
    Collections of Installment Principal                         $32,576,215.65    Pool Balance                 $1,563,095,989.16
    Collections Attributable to Full Payoffs                      29,299,316.35    Yield Supplement O/C Amount     (82,792,289.14)
                                                                                                                ------------------
    Principal Amount of Repurchases                                        0.00    Adjusted Pool Balance        $1,480,303,700.02
    Recoveries on Loss Accounts                                        6,683.45
    Collections of Interest                                        8,946,931.02    Total Securities             $1,447,065,604.77
                                                                                                                ------------------
    Investment Earnings                                              100,333.65
    Reserve Account                                                3,780,500.00    Adjusted O/C Amount             $33,238,095.25
                                                                 ---------------
    TOTAL SOURCES                                                $74,709,980.12
                                                                 ===============
                                                                                   Target Overcollateralization
                                                                                     Amount                        $74,015,185.00

 CASH USES
 ---------

      Servicer Fee                                                $1,309,027.69
      A Note Interest                                              4,347,892.20    O/C Release Period?                   No
      Priority Principal Distribution Amount                               0.00
                                                                                   O/C Release                              $0.00
      B Note Interest                                                138,165.00
      Reserve Fund                                                 3,780,500.00
      Regular Principal Distribution Amount                       65,134,395.23
      Distribution to Certificateholders                                   0.00
                                                                 ---------------
      TOTAL CASH USES                                            $74,709,980.12
                                                                 ===============

 ADMINISTRATIVE PAYMENT
 ----------------------
 Total Principal and Interest Sources                            $74,709,980.12
 Investment Earnings in Trust Account                               (100,333.65)
 Daily Collections Remitted                                      (71,605,997.38)
 Cash Reserve in Trust Account                                    (3,780,500.00)
 Servicer Fee (withheld)                                          (1,309,027.69)
 O/C Release to Seller                                                     0.00
                                                                 ---------------
      PAYMENT DUE TO/(FROM) TRUST ACCOUNT                        ($2,085,878.60)
                                                                 ===============

                                     Beginning             Ending        Principal         Principal per     Interest     Interest
 NOTES                                Balance              Balance
                                   ----------------                      -----------------------------------------------------------
                                                                          Payment           $1000 Face       Payment     $1000 Face
 Class A-1 312,200,000.00 @ 5.12%    312,200,000.00      247,065,604.77  65,134,395.23        208.6303499    932,455.54   2.9867250
 Class A-2 450,000,000.00 @ 5.30%    450,000,000.00      450,000,000.00           0.00          0.0000000  1,325,000.00   2.9444444
 Class A-3 570,000,000.00 @ 5.33%    570,000,000.00      570,000,000.00           0.00          0.0000000  1,687,833.33   2.9611111
 Class A-4 134,700,000.00 @ 5.38%    134,700,000.00      134,700,000.00           0.00          0.0000000    402,603.33   2.9888889
 Class B 45,300,000.00 @ 5.49%        45,300,000.00       45,300,000.00           0.00          0.0000000    138,165.00   3.0500000
                                   -----------------  -------------------------------------               -------------
    Total Notes                    $1,512,200,000.00   $1,447,065,604.77    $65,134,395.23                $4,486,057.20
                                   =================  =====================================               =============

    * Class A-1 Interest is computed on an Actual/360 Basis.  Days in current period 21
                                                                                     --